Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
5. Discontinued Operations
In connection with the Transactions, on July 20, 2020, the Company completed the disposition of its OEM Businesses. Accordingly, the OEM Businesses are reported as discontinued operations in accordance with ASC
205-20,
Discontinued Operations
(“ASC
205-20”).
The related assets and liabilities of the OEM Businesses are classified as assets and liabilities of discontinued operations in the Consolidated Balance Sheets and the results of operations from the
OEM Businesses as discontinued operations in the Consolidated Statements of Comprehensive (Loss) Income. Applicable amounts in the prior year have been recast to conform to this discontinued operations presentation.
The following table presents the assets and liabilities of the discontinued operations:

	December 31,
	2019	2018

Carrying amounts of the major classes of assets included in discontinued operations:
Accounts receivable - net	$36,072	$31,315
Inventories - net	99,575	88,600
Prepaid and other current assets	2,735	3,192

Total current assets	138,382	123,107
Property, plant and equipment - net	69,102	66,533
Deferred tax assets - net	—	3,989
Goodwill	55,384	55,384
Other intangible assets - net	10,492	12,053
Other assets - net	873	629

Total noncurrent assets	135,851	138,588

Total assets of discontinued operations	$274,233	$261,695

Carrying amounts of the major classes of liabilities included in discontinued operations:

Accounts payable	$19,890	$18,664
Accrued expenses	17,814	12,836
Current portion of deferred revenue	2,748	4,908
Current portion of long-term obligations	174,177	—

Total current liabilities	214,629	36,408

Long-term obligations - less current portion	—	49,073
Other long-term liabilities	285	194
Deferred revenue	—	744

Total noncurrent liabilities	285	50,011

Total liabilities of discontinued operations	$214,914	$86,419

The current portion of the long-term obligations relates to the 2018 Credit Agreement and 2019 Credit Agreement.
In accordance with the terms and conditions in the

OEM

Purchase

Agreement and approved by respective lenders, on July 20, 2020, the Company (i) paid in full its

$
80.0
 million revolving credit facility under the 2018 Credit Agreement, (ii) terminated the 2018 Credit Agreement, (iii) paid in full its $
100.0
 million term loan and $
30.0
 million incremental term loan commitment under the 2019 Credit Agreement, and (iv) terminated the 2019 Credit Agreement. The related obligations as of December 31, 2019 and 2018
,
as well as the related interest expense and debt issuance costs related to these loans
,
have been included in the discontinued operations
 as noted in Note 18.
The following table presents the financial results of the discontinued operations:

	Year Ended December 31,
	2019	2018	2017
Major classes of line items constituting net income from discontinued operations:
Revenues	$190,961	$188,250	$190,068
Costs of processing and distribution	104,482	107,126	100,836

Gross profit	86,479	81,124	89,232
Expenses:
Marketing, general and administrative	22,279	21,572	24,219
Severance and restructuring costs	—	2,035	3,494
Asset impairment and abandonments	—	—	3,592
Acquisition and integration expenses	3,160	15	—
Cardiothoracic closure business divestiture contingency consideration	—	(3,000)	—
Gain on cardiothoracic closure business divestiture	—	—	(34,090)

Total operating expenses (income)	25,439	20,622	(2,785)

Operating income	61,040	60,502	92,017
Other (expense) income:
Interest expense	(12,571)	(2,771)	(3,180)
Loss on extinguishment of debt	—	(309)	—
Foreign exchange (loss) gain	(17)	(5)	49

Total other expense - net	(12,588)	(3,085)	(3,131)

Income from operations of discontinued operations	48,452	57,417	88,886
Income tax provision	(11,316)	(10,891)	(37,576)

Net income from discontinued operations	$37,136	$46,526	$51,310

In accordance with ASC
205-20,
only expenses specifically identifiable and related to a business to be disposed may be presented in discontinued operations. As such, the marketing and general and administrative expenses in discontinued operations include corporate costs incurred directly to solely support the Company’s OEM Businesses.
Pursuant to the OEM Purchase Agreement, the Company and the Buyer have also entered into a Transition Services Agreement, through which the disposed OEM Businesses will provide to the Company transitional services related to IT support, customer and vendor management, procurement and other services for periods ranging from
3 to 12 months after the
disposal.
The Company applied the “Intraperiod Tax Allocation” rules under ASC 740,
Income Taxes
(“ASC 740”), which requires the allocation of an entity’s total annual income tax provision among continuing operations and, in the Company’s case, discontinued operations.
Total operating and investing cash flows of discontinued operations for the years ended December 31, 2019, 2018 and 2017 are comprised of the following, which exclude the effect of income taxes:

	Year Ended December 31,
	2019	2018	2017
Significant operating non-cash reconciliation items:
Depreciation and amortization expense	$4,466	$5,120	$5,770
Provision for bad debts and product returns	$101	$857	$676
Provision for inventory write-downs	$6,340	$7,142	$4,155
Revenue recognized due to change in deferred revenue	$(4,906)	$(4,958)	$(4,744)
Deferred income tax (benefit) provision	$(3,989)	$3,682	$307
Stock-based compensation	$540	$374	$154
Paid in kind interest expense	$4,408	$—	$—
Cardiothoracic closure business divestiture contingency consideration	$—	$(3,000)	$(34,090)
Significant investing items:
Purchases of property, plant and equipment	$(6,866)	$(6,200)	$(6,161)
Patent and acquired intangible asset costs	$(578)	$(1,028)	$(215)
Proceeds from cardiothoracic closure business divestiture	$—	$3,000	$51,000
Immaterial restatement of earnings per share (EPS)
- The Company identified errors in the calculation of its historical basic and diluted EPS. In the historical periods presented in the filing, the weighted average basic and diluted shares incorrectly included treasury stock, restricted stock awards, and restricted stock units. The weighted average shares used in the restated basic and diluted EPS from continuing operations and discontinued operation has been corrected in the accompanying consolidated statement of Comprehensive (Loss) Income.